Consolidated Statements of Changes in Total Equity - USD ($) $ in Thousands	Total	Series B	Series A	Common Stock [Member]	Preferred Units	Preferred Units Series B	Preferred Units Series A	Noncontrolling Interest	AOCI Attributable to Parent [Member]	Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited Liability Company (LLC) Preferred Unit, Outstanding					11,689,000
Common Unit, Outstanding				88,565,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	$ 2,361,758			$ 1,959,228	$ 282,484			$ 79,529	$ 40,517
Net income (loss)	317,716			$ 279,601	$ 24,941			13,174
Conversion of Stock, Shares Issued				11,384,000
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	50,000			$ 50,000
Other comprehensive (loss) income	(8,798)							372	(9,170)
Adjustments to Additional Paid in Capital, Other	86,180									$ 86,180
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit				$ 0.5003
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(864)							(864)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared		$ (13,871)	$ (11,070)			$ (13,871)	$ (11,070)
Stock Repurchased During Period, Value					(160,000)
Payments for Repurchase of Preferred Stock and Preference Stock	3,972			$ 93	$ 4,065	$ 3,272	$ 700
Stock Repurchased and Retired During Period, Shares					160,476	131,081	29,395
Limited Liability Company (LLC) Preferred Unit, Outstanding					11,529,000
Common Unit, Outstanding				99,949,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,677,079			$ 2,275,102	$ 278,419			92,211	31,347
Net income (loss)	(95,821)			(93,223)	$ 25,117			(27,715)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	250,000			$ 250,000
Other comprehensive (loss) income	4,964							228	4,736
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit		$ 0.0213	$ 0.0225	$ 2.5013
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(4,411)							(4,411)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared		$ (13,871)	$ (11,246)			$ (13,871)	$ (11,246)
Payments for Repurchase of Preferred Stock and Preference Stock	0					$ 0	$ 0
Stock Repurchased and Retired During Period, Shares					0	0	0
Limited Liability Company (LLC) Preferred Unit, Outstanding					11,529,000
Common Unit, Outstanding				99,949,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,306,694			$ 1,931,879	$ 278,419			60,313	36,083
Equity	$ 2,246,381
Ownership percentage (in percentage)	33.00%
Net income (loss)	$ 25,991			17,313	25,116			(16,438)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	100,000			$ 100,000
Other comprehensive (loss) income	(16,918)							179	(17,097)
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit		$ 0.0213	$ 0.0225	$ 1.0005
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(662)							(662)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared		$ (14,016)	$ (11,100)			$ (14,016)	$ (11,100)
Payments for Repurchase of Preferred Stock and Preference Stock	0				$ 0	$ 0	$ 0
Stock Repurchased and Retired During Period, Shares					0	0	0
Limited Liability Company (LLC) Preferred Unit, Outstanding					11,529,000
Common Unit, Outstanding				99,949,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,189,989			$ 1,849,192	$ 278,419			$ 43,392	$ 18,986
Equity	$ 2,146,597